Note 9 - Debt and Capital Leases (Details) - Minimum Future Principal Payments on Short-Term Debt, Long-Term Debt and Capital Leases (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum Future Principal Payments on Short-Term Debt, Long-Term Debt and Capital Leases [Abstract]
2014		$ 408
2014		7,550
2014		7,958
2015		342
2015		7,550
2015		7,892
2016		186
2016		7,550
2016		7,736
2017		71
2017		7,550
2017		7,621
2018		17
2018		7,550
2018		7,567
Thereafter		713,475
Thereafter		713,475
Total		1,024	949
Total	749,338	751,225	714,993
Total		$ 744,291	$ 693,821